UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                               13F

                       FORM 13F COVER PAGE

Report for the Calendar or Quarter Ended:  December 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) [  ] is a restatement
	[  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	   Dworsky Alan Jacob, dba Mt. Auburn Management
Address:   Three Post Office Square
	   Suite 500
	   Boston, MA  02109

13F File Number: 28-2934

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Suzanne E. Werber
Title:	Associate
Phone:	617-423-7707
Signature, Place, and Date of Signing:

Suzanne E. Werber	Boston, MA	February 9, 2004


Report Type (Check only one.):

[ X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:  None



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	10

Form 13F Information Table Value Total:	$178,824



List of Other Managers:	NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING
AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED
NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -
-------
Best Buy                       COM              086516101    17856   300500 SH       SOLE                            300500
Boston Scientific              COM              101137107    14981   421416 SH       SOLE                            421416
Caremark Rx                    COM              141705103    16206   411000 SH       SOLE                            411000
Genentech                      COM              368710406    19734   362500 SH       SOLE                            362500
Network Appliance              COM              64120L104    20762   625000 SH       SOLE                            625000
Qualcomm                       COM              747525103    16896   398500 SH       SOLE                            398500
SAP                            COM              803054204    19718   446000 SH       SOLE                            446000
Schlumberger Ltd               COM              806857108    18746   280000 SH       SOLE                            280000
Whole Foods Market             COM              966837106    13254   139000 SH       SOLE                            139000
Zimmer Holdings                COM              98956P102    20671   258000 SH       SOLE                            258000